Debt Repayment Commitments	12 Months Ended
Jul. 31, 2015
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Debt Repayment Commitments

Note 7. Debt Repayment Commitments

We have commitments to repay the following debt over the next five years:

	Year ended July 31,
	2016	2017	2018	2019	2020	Total
Convertible notes	$ 922,401	$ 1,142,949	—	—	—	$ 2,065,350
Total	$ 922,401	$ 1,142,949	—	—	—	$ 2,065,350